Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DELAWARE GROUP EQUITY FUNDS IV
Entity Central Index Key	0000778108
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000212936 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Opportunity Fund(formerly, Delaware Opportunity Fund)
Class Name	Class A
Trading Symbol	FIUSX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Opportunity Fund (Fund) for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$54	1.11%
^	Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.11%	[1]
Net Assets	$ 510,984,415
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 1,875,473
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$510,984,415
Total number of portfolio holdings	94
Total advisory fees paid	$1,875,473
Portfolio turnover rate	10%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Financial Services	20.33%
Industrials	17.33%
Consumer Discretionary	10.59%
Utilities	9.24%
Materials	8.20%
Real Estate Investment Trusts	7.95%
Technology	6.63%
Energy	6.61%
Healthcare	6.50%
Consumer Staples	3.20%
Transportation	1.64%

Top 10 equity holdings
Hartford Insurance Group	2.10%
Cheniere Energy	1.72%
Willis Towers Watson	1.65%
Raymond James Financial	1.63%
CMS Energy	1.63%
Targa Resources	1.60%
Webster Financial	1.57%
Xcel Energy	1.57%
ITT	1.47%
Reinsurance Group of America	1.45%

Largest Holdings [Text Block]
Top 10 equity holdings
Hartford Insurance Group	2.10%
Cheniere Energy	1.72%
Willis Towers Watson	1.65%
Raymond James Financial	1.63%
CMS Energy	1.63%
Targa Resources	1.60%
Webster Financial	1.57%
Xcel Energy	1.57%
ITT	1.47%
Reinsurance Group of America	1.45%

C000240403 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Opportunity Fund(formerly, Delaware Opportunity Fund)
Class Name	Class C
Trading Symbol	FIVCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Opportunity Fund (Fund) for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$90	1.86%
^	Annualized.

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.86%	[2]
Net Assets	$ 510,984,415
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 1,875,473
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$510,984,415
Total number of portfolio holdings	94
Total advisory fees paid	$1,875,473
Portfolio turnover rate	10%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Financial Services	20.33%
Industrials	17.33%
Consumer Discretionary	10.59%
Utilities	9.24%
Materials	8.20%
Real Estate Investment Trusts	7.95%
Technology	6.63%
Energy	6.61%
Healthcare	6.50%
Consumer Staples	3.20%
Transportation	1.64%

Top 10 equity holdings
Hartford Insurance Group	2.10%
Cheniere Energy	1.72%
Willis Towers Watson	1.65%
Raymond James Financial	1.63%
CMS Energy	1.63%
Targa Resources	1.60%
Webster Financial	1.57%
Xcel Energy	1.57%
ITT	1.47%
Reinsurance Group of America	1.45%

Largest Holdings [Text Block]
Top 10 equity holdings
Hartford Insurance Group	2.10%
Cheniere Energy	1.72%
Willis Towers Watson	1.65%
Raymond James Financial	1.63%
CMS Energy	1.63%
Targa Resources	1.60%
Webster Financial	1.57%
Xcel Energy	1.57%
ITT	1.47%
Reinsurance Group of America	1.45%

C000240404 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Opportunity Fund(formerly, Delaware Opportunity Fund)
Class Name	Class R
Trading Symbol	FIZRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Opportunity Fund (Fund) for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R	$66	1.36%
^	Annualized.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.36%	[3]
Net Assets	$ 510,984,415
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 1,875,473
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$510,984,415
Total number of portfolio holdings	94
Total advisory fees paid	$1,875,473
Portfolio turnover rate	10%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Financial Services	20.33%
Industrials	17.33%
Consumer Discretionary	10.59%
Utilities	9.24%
Materials	8.20%
Real Estate Investment Trusts	7.95%
Technology	6.63%
Energy	6.61%
Healthcare	6.50%
Consumer Staples	3.20%
Transportation	1.64%

Top 10 equity holdings
Hartford Insurance Group	2.10%
Cheniere Energy	1.72%
Willis Towers Watson	1.65%
Raymond James Financial	1.63%
CMS Energy	1.63%
Targa Resources	1.60%
Webster Financial	1.57%
Xcel Energy	1.57%
ITT	1.47%
Reinsurance Group of America	1.45%

Largest Holdings [Text Block]
Top 10 equity holdings
Hartford Insurance Group	2.10%
Cheniere Energy	1.72%
Willis Towers Watson	1.65%
Raymond James Financial	1.63%
CMS Energy	1.63%
Targa Resources	1.60%
Webster Financial	1.57%
Xcel Energy	1.57%
ITT	1.47%
Reinsurance Group of America	1.45%

C000212938 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Opportunity Fund(formerly, Delaware Opportunity Fund)
Class Name	Institutional Class
Trading Symbol	FIVUX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Opportunity Fund (Fund) for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Institutional Class	$42	0.86%
^	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.86%	[4]
Net Assets	$ 510,984,415
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 1,875,473
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$510,984,415
Total number of portfolio holdings	94
Total advisory fees paid	$1,875,473
Portfolio turnover rate	10%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Financial Services	20.33%
Industrials	17.33%
Consumer Discretionary	10.59%
Utilities	9.24%
Materials	8.20%
Real Estate Investment Trusts	7.95%
Technology	6.63%
Energy	6.61%
Healthcare	6.50%
Consumer Staples	3.20%
Transportation	1.64%

Top 10 equity holdings
Hartford Insurance Group	2.10%
Cheniere Energy	1.72%
Willis Towers Watson	1.65%
Raymond James Financial	1.63%
CMS Energy	1.63%
Targa Resources	1.60%
Webster Financial	1.57%
Xcel Energy	1.57%
ITT	1.47%
Reinsurance Group of America	1.45%

Largest Holdings [Text Block]
Top 10 equity holdings
Hartford Insurance Group	2.10%
Cheniere Energy	1.72%
Willis Towers Watson	1.65%
Raymond James Financial	1.63%
CMS Energy	1.63%
Targa Resources	1.60%
Webster Financial	1.57%
Xcel Energy	1.57%
ITT	1.47%
Reinsurance Group of America	1.45%

C000212937 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Opportunity Fund(formerly, Delaware Opportunity Fund)
Class Name	Class R6
Trading Symbol	FIVVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Opportunity Fund (Fund) for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$38	0.78%
^	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.78%	[5]
Net Assets	$ 510,984,415
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 1,875,473
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$510,984,415
Total number of portfolio holdings	94
Total advisory fees paid	$1,875,473
Portfolio turnover rate	10%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Financial Services	20.33%
Industrials	17.33%
Consumer Discretionary	10.59%
Utilities	9.24%
Materials	8.20%
Real Estate Investment Trusts	7.95%
Technology	6.63%
Energy	6.61%
Healthcare	6.50%
Consumer Staples	3.20%
Transportation	1.64%

Top 10 equity holdings
Hartford Insurance Group	2.10%
Cheniere Energy	1.72%
Willis Towers Watson	1.65%
Raymond James Financial	1.63%
CMS Energy	1.63%
Targa Resources	1.60%
Webster Financial	1.57%
Xcel Energy	1.57%
ITT	1.47%
Reinsurance Group of America	1.45%

Largest Holdings [Text Block]
Top 10 equity holdings
Hartford Insurance Group	2.10%
Cheniere Energy	1.72%
Willis Towers Watson	1.65%
Raymond James Financial	1.63%
CMS Energy	1.63%
Targa Resources	1.60%
Webster Financial	1.57%
Xcel Energy	1.57%
ITT	1.47%
Reinsurance Group of America	1.45%

C000212968 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Growth and Income Fund(formerly, Delaware Growth and Income Fund)
Class Name	Class A
Trading Symbol	FGINX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Growth and Income Fund (Fund) for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$52	1.01%
^	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.01%	[6]
Net Assets	$ 1,406,848,497
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 4,233,038
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$1,406,848,497
Total number of portfolio holdings	67
Total advisory fees paid	$4,233,038
Portfolio turnover rate	15%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Financials	24.55%
Healthcare	23.39%
Communication Services	11.41%
Information Technology	11.24%
Energy	7.96%
Consumer Discretionary	7.00%
Consumer Staples	6.73%
Industrials	6.38%
Real Estate	0.05%

Top 10 equity holdings
Exxon Mobil	5.43%
Philip Morris International	4.69%
Gilead Sciences	4.59%
Cisco Systems	4.51%
Bristol-Myers Squibb	3.86%
McKesson	3.73%
Cigna Group	3.70%
CVS Health	3.67%
Verizon Communications	2.67%
Merck & Co.	2.60%

Largest Holdings [Text Block]
Top 10 equity holdings
Exxon Mobil	5.43%
Philip Morris International	4.69%
Gilead Sciences	4.59%
Cisco Systems	4.51%
Bristol-Myers Squibb	3.86%
McKesson	3.73%
Cigna Group	3.70%
CVS Health	3.67%
Verizon Communications	2.67%
Merck & Co.	2.60%

C000212967 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Growth and Income Fund(formerly, Delaware Growth and Income Fund)
Class Name	Institutional Class
Trading Symbol	FGIPX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Growth and Income Fund (Fund) for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Institutional Class	$39	0.76%
^	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.76%	[7]
Net Assets	$ 1,406,848,497
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 4,233,038
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$1,406,848,497
Total number of portfolio holdings	67
Total advisory fees paid	$4,233,038
Portfolio turnover rate	15%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Financials	24.55%
Healthcare	23.39%
Communication Services	11.41%
Information Technology	11.24%
Energy	7.96%
Consumer Discretionary	7.00%
Consumer Staples	6.73%
Industrials	6.38%
Real Estate	0.05%

Top 10 equity holdings
Exxon Mobil	5.43%
Philip Morris International	4.69%
Gilead Sciences	4.59%
Cisco Systems	4.51%
Bristol-Myers Squibb	3.86%
McKesson	3.73%
Cigna Group	3.70%
CVS Health	3.67%
Verizon Communications	2.67%
Merck & Co.	2.60%

Largest Holdings [Text Block]
Top 10 equity holdings
Exxon Mobil	5.43%
Philip Morris International	4.69%
Gilead Sciences	4.59%
Cisco Systems	4.51%
Bristol-Myers Squibb	3.86%
McKesson	3.73%
Cigna Group	3.70%
CVS Health	3.67%
Verizon Communications	2.67%
Merck & Co.	2.60%

C000212969 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Growth and Income Fund(formerly, Delaware Growth and Income Fund)
Class Name	Class R6
Trading Symbol	FGIQX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Growth and Income Fund (Fund) for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$35	0.69%
^	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%	[8]
Net Assets	$ 1,406,848,497
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 4,233,038
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$1,406,848,497
Total number of portfolio holdings	67
Total advisory fees paid	$4,233,038
Portfolio turnover rate	15%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Financials	24.55%
Healthcare	23.39%
Communication Services	11.41%
Information Technology	11.24%
Energy	7.96%
Consumer Discretionary	7.00%
Consumer Staples	6.73%
Industrials	6.38%
Real Estate	0.05%

Top 10 equity holdings
Exxon Mobil	5.43%
Philip Morris International	4.69%
Gilead Sciences	4.59%
Cisco Systems	4.51%
Bristol-Myers Squibb	3.86%
McKesson	3.73%
Cigna Group	3.70%
CVS Health	3.67%
Verizon Communications	2.67%
Merck & Co.	2.60%

Largest Holdings [Text Block]
Top 10 equity holdings
Exxon Mobil	5.43%
Philip Morris International	4.69%
Gilead Sciences	4.59%
Cisco Systems	4.51%
Bristol-Myers Squibb	3.86%
McKesson	3.73%
Cigna Group	3.70%
CVS Health	3.67%
Verizon Communications	2.67%
Merck & Co.	2.60%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.